UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment / /; Amendment Number:  __________________

      This Amendment (Check only one):          / /  is a restatement.
                                                / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Steel Partners II, L.P.
Address:         590 Madison Avenue, 32nd Floor
                 New York, New York 10022

Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Warren G. Lichtenstein
Title:            Managing Member of General Partner
Phone:            212-520-2300

Signature, Place, and Date of Signing:

/s/ Warren G. Lichtenstein, New York, NY, August 15, 2005

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       1
                                              ----------------
Form 13F Information Table Entry Total:                 49
                                              ----------------
Form 13F Information Table Value Total:       $  1,017,796
                                              ----------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


       No.             Form 13F File Number              Name

       1               28-10766                          Warren G. Lichtenstein

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ALLOY INC                    COM       019855105       514    100000  SH            OTHER          1         0        100000    0

AMERICAN INDEPENDENCE CORP   COM NEW   026760405      3717    283711  SH            OTHER          1         0        283711    0

ANGELICA CORP                COM       034663104     41433   1690450  SH            OTHER          1         0       1690450    0

BKF CAP GROUP INC            COM       05548G102     27568    727200  SH            OTHER          1         0        727200    0

BAIRNCO CORP                 COM       057097107     11312   1052300  SH            OTHER          1         0       1052300    0

BRINKS CO                    COM       109696104     73656   2046000  SH            OTHER          1         0       2046000    0

C&D TECHNOLOGIES INC         COM       124661109      2977    323900  SH            OTHER          1         0        323900    0

CALGON CARBON CORP           COM       129603106     17503   1977700  SH            OTHER          1         0       1977700    0

CHEROKEE INTL CORP           COM       164450108      7291   1949513  SH            OTHER          1         0       1949513    0

CONSECO INC                  COM NEW   208464883      4364    200000  SH            OTHER          1         0        200000    0

                             COM PAR
CONTINENTAL MATLS CORP       $0.25     211615307     10054    335700  SH            OTHER          1         0        335700    0

CRONOS GROUP S A             SHS       L20708100     16557   1440971  SH            OTHER          1         0       1440971    0

COSINE COMMUNICATIONS INC    COM NEW   221222607      3537   1492416  SH            OTHER          1         0       1492416    0

DCAP GROUP INC               COM       233065200        65     18181  SH            OTHER          1         0         18181    0

EARTHLINK INC                COM       270321102     32701   3776074  SH            OTHER          1         0       3776074    0

ENPRO INDS INC               COM       29355X107     82718   2865200  SH            OTHER          1         0       2865200    0





ENSTAR GROUP INC GA          COM       29358R107     12159    184815  SH            OTHER          1         0        184815    0

GENCORP INC                  COM       368682100     76522   3973100  SH            OTHER          1         0       3973100    0

GENCORP INC                  COM       368682100       212     11000  SH    PUT     OTHER          1         0         11000    0

GRIFFON CORP                 COM       398433102      3219    145000  SH            OTHER          1         0        145000    0

HALLMARK FINL SVCS INC EC    COM       406240104       137    105300  SH            OTHER          1         0        105300    0

IKON OFFICE SOLUTIONS INC    COM       451713101    132724  13956300  SH            OTHER          1         0      13956300    0

INDEPENDENCE HLDG CO NEW     COM NEW   453440307      1910    108234  SH            OTHER          1         0        108234    0

IPASS INC                    COM       46261V108      5653    932905  SH            OTHER          1         0        932905    0

LAYNE CHRISTENSEN CO         COM       521050104     28523   1435818  SH            OTHER          1         0       1435818    0

LUBRIZOL CORP                COM       549271104      8402    200000  SH            OTHER          1         0        200000    0

NASHUA CORP                  COM       631226107      4262    451047  SH            OTHER          1         0        451047    0

NATHANS FAMOUS INC NEW       COM       632347100      9724   1018200  SH            OTHER          1         0       1018200    0

NAUGATUCK VY FINL CORP       COM       639067107       233     21814  SH            OTHER          1         0         21814    0

NEW FRONTIER MEDIA INC       COM       644398109     18975   2853312  SH            OTHER          1         0       2853312    0

NEW VY CORP                  COM PAR   649080504      7896   1104357  SH            OTHER          1         0       1104357    0
                             $.01

NOVOSTE CORP                 COM       67010C100      2385   2433207  SH            OTHER          1         0       2433207    0

P & F INDS INC               CL A NEW  692830508      5856    351085  SH            OTHER          1         0        351085    0

REGISTER COM INC             COM       75914G101       310     41320  SH            OTHER          1         0         41320    0






REMEC INC                    NEW       759543200      5340    834325  SH            OTHER          1         0        834325    0

RONSON CORP                  COM NEW   776338204       793    417265  SH            OTHER          1         0        417265    0

S L INDS INC                 COM       784413106     25898   1430050  SH            OTHER          1         0       1430050    0

SPX CORP                     COM       784635104     91960   2000000  SH            OTHER          1         0       2000000    0

SIX FLAGS INC                COM       83001P109       465    100000  SH            OTHER          1         0        100000    0

STANDARD MTR PRODS INC       COM       853666105     14322   1084998  SH            OTHER          1         0       1084998    0

STRATEGIC DISTR INC          COM NEW   862701307      3323    289489  SH            OTHER          1         0        289489    0

STRATOS INTERNATIONAL INC    COM NEW   863100202     12076   2183650  SH            OTHER          1         0       2183650    0

TEMPLE INLAND INC            COM       879868107     39160   1054100  SH            OTHER          1         0       1054100    0

THOMAS INDS INC              COM       884425109      4240    106100  SH            OTHER          1         0        106100    0

UNITED INDL CORP             COM       910671106     70224   1964850  SH            OTHER          1         0       1964850    0

VESTA INS GROUP INC          COM       925391104      2659   1022800  SH            OTHER          1         0       1022800    0

WALTER INDS INC              COM       93317Q105     73892   1838100  SH            OTHER          1         0       1838100    0

WARWICK VALLEY TEL CO        COM       936750108      1819     74457  SH            OTHER          1         0         74457    0

WEBFINANCIAL CORP            COM NEW   94767P209     16556   1521734  SH            OTHER          1         0       1521734    0


